Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Non-interest income
Asset management	$ 21,106	$ 18,910	$ 17,728
Banking	39,342	35,221	34,280
Foreign exchange revenue	30,606	31,896	29,379
Trust	44,060	40,264	38,268
Custody and other administration services	8,883	9,522	10,166
Other non-interest income	3,476	4,359	5,009
Total non-interest income	147,473	140,172	134,830
Interest income
Interest and fees on loans	188,000	186,486	191,986
Investments (none of the investment securities are intrinsically tax-exempt)
Trading	1,725	5,894	9,078
Available-for-sale	53,184	51,077	48,044
Held-to-maturity	22,261	12,607	10,635
Deposits with banks	9,759	6,517	5,358
Total interest income	274,929	262,581	265,101
Interest expense
Deposits	11,831	18,446	20,903
Long-term debt	4,500	4,861	5,628
Securities sold under repurchase agreements	118	8	83
Total interest expense	16,449	23,315	26,614
Net interest income before provision for credit losses	258,480	239,266	238,487
Provision for credit losses	(4,399)	(5,741)	(8,048)
Net interest income after provision for credit losses	254,081	233,525	230,439
Net trading gains (losses)	715	(562)	10,070
Net realised gains (losses) on available-for-sale investments	1,546	(4,407)	8,680
Net gains (losses) on other real estate owned	(440)	277	(1,804)
Impairment of fixed assets	0	(5,083)	(1,986)
Net gain on sale of equity method investments	0	0	277
Net other gains (losses)	(807)	338	451
Total other gains (losses)	1,014	(9,437)	15,688
Total net revenue	402,568	364,260	380,957
Non-interest expense
Salaries and other employee benefits	139,967	134,917	129,761
Technology and communications	57,441	57,069	57,119
Property	21,043	21,539	24,312
Professional and outside services	18,851	27,638	24,022
Indirect taxes	16,352	13,882	14,175
Amortisation of intangible assets	4,514	4,424	4,281
Marketing	4,513	3,919	3,802
Restructuring costs	6,266	2,183	0
Other expenses	16,952	19,674	15,495
Total non-interest expense	285,899	285,245	272,967
Net income before income taxes	116,669	79,015	107,990
Income tax expense	(727)	(1,276)	169
Net income	115,942	77,739	108,159
Cash dividends declared on preference shares	(13,979)	(14,631)	(14,712)
Preference shares guarantee fee	(1,676)	(1,824)	(1,834)
Premium paid on repurchase of preference shares	(41,913)	(28)	(96)
Net income attributable to common shareholders	$ 58,374	$ 61,256	$ 91,517
Earnings per common share
Basic earnings per share (in dollars per share)	$ 1.20	$ 1.25	$ 1.67
Diluted earnings per share (in dollars per share)	$ 1.18	$ 1.23	$ 1.65